Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000014122_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.88%
C000014122_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.01%)
C000014122_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.52%
C000014122_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Limited Term Government Fund
C000014122_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000014122_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,053
C000014122_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,090
C000014122_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 10,138
C000014122_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 10,158
C000014122_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 10,643
C000014122_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 11,057
C000014122_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 10,920
C000014122_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 10,225
C000014122_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 10,474
C000014122_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,982	$ 10,982	$ 10,982	$ 10,982
C000014122_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government Bond Index
C000014122_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000014122_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,076
C000014122_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,163
C000014122_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,235
C000014122_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,275
C000014122_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,815
C000014122_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								11,292
C000014122_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							11,193
C000014122_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,554
C000014122_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,852
C000014122_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,396	11,396	11,396	$ 11,396
C000014122_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000014122_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000014122_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,097
C000014122_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,316
C000014122_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 10,648
C000014122_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 10,505
C000014122_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 11,639
C000014122_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 12,486
C000014122_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 12,342
C000014122_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 10,758
C000014122_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 10,885
C000014122_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,633	$ 11,633	$ 11,633	$ 11,633
C000014122_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.85%
C000014122_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.63%
C000014122_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.94%
C000014122_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.01%
C000014122_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.05%
C000014122_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.32%